UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

			    Form 13F

		      FROM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002


Check here if Amendment []; Amendment Number:  _________
  This Amendment (Check one only.):   [] is a restatement.
				      [] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Morgan Asset Management, Inc.
Address:   50 North Front Street
	   Memphis, TN. 38103

Form 13F File Number:  28-04225



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles D. Maxwell
Title:  Secretary
Phone:  901-579-4243


Signature, Place, and Date of Signing:

/s/ Charles D. Maxwell      Memphis, TN      February 13, 2003



Report Type (Check only one.)

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)